Investment and Fair Value Measurement (Details) - Schedule of Quantitative Information About the Group’s Level 3 Fair Value Measurements of Investment	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Schedule of Quantitative Information About the Group’s Level 3 Fair Value Measurements of Investment [Abstract]
Valuation technique	Recent transactions	Recent transactions
Unobservable input	Recent transaction price	Recent transaction price
Range (weighted average)	$0.0001 - $0.01	$0.0001 - $0.01